CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Common Previously Reported	Common Revision of Prior Period, Adjustment	Common	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Revision of Prior Period, Adjustment	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment	Total
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, ending balance										$ 271,051,511		$ 271,051,511
Temporary equity, beginning balance (in shares) at Dec. 31, 2018										35,451,667	(1,779,622)	33,672,045
Temporary equity, beginning balance at Dec. 31, 2018										$ 271,051,511		$ 271,051,511
Temporary equity, ending balance (in shares) at Dec. 31, 2019										36,366,705	(1,825,555)	34,541,150
Beginning balance (in shares) at Dec. 31, 2018	9,722,081	(488,022)	9,234,059
Beginning balance at Dec. 31, 2018	$ 98	$ 825	$ 923	$ 4,812,099	$ (825)	$ 4,811,274	$ (215,586,910)		$ (215,586,910)	$ (210,774,713)		$ (210,774,713)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						2,286,349						$ 2,286,349
Exercises of common stock options (in shares)			111,482									105,867
Exercises of common stock options			$ 11			102,309						$ 102,320
Retroactive application of recapitalization (in shares)			5,615
Series C-3 preferred stock remeasurement						(1,155,122)						1,155,122
Other adjustments						(1)						(1)
Net loss									(65,402,000)			(65,402,000)
Ending balance (in shares) at Dec. 31, 2019	9,833,563	(493,637)	9,339,926
Ending balance at Dec. 31, 2019	$ 99	$ 835	$ 934	6,045,644	(835)	6,044,809	(280,988,910)		(280,988,910)	(274,943,167)		(274,943,167)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, ending balance										282,185,326		282,185,326
Temporary equity, beginning balance at Dec. 31, 2019										$ 282,185,326		$ 282,185,326
Temporary equity, ending balance (in shares) at Dec. 31, 2020										42,383,516	(2,127,590)	40,255,926
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						1,956,009						$ 1,956,009
Exercises of common stock options (in shares)			55,213									52,435
Exercises of common stock options			$ 5			71,754						$ 71,759
Retroactive application of recapitalization (in shares)			2,778
Series C-3 preferred stock remeasurement						(1,090,294)						1,090,294
Other adjustments						(122)			(3)			(125)
Net loss									(34,436,576)			(34,436,576)
Ending balance (in shares) at Dec. 31, 2020	9,888,776	(496,415)	9,392,361
Ending balance at Dec. 31, 2020	$ 99	$ 840	$ 939	6,982,996	(840)	6,982,156	(315,425,489)	$ 0	(315,425,489)	$ (308,442,394)	$ 0	(308,442,394)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, ending balance										325,200,758	0	325,200,758
Temporary equity, beginning balance at Dec. 31, 2020										$ 325,200,758	$ 0	$ 325,200,758
Temporary equity, ending balance (in shares) at Mar. 31, 2021												40,255,926
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						375,000						$ 375,000
Exercises of common stock options (in shares)			38,430
Exercises of common stock options						68,000						68,000
Retroactive application of recapitalization (in shares)			(1,904)
Series C-3 preferred stock remeasurement						401,000						401,000
Net loss									(14,205,000)			(14,205,000)
Ending balance (in shares) at Mar. 31, 2021			9,428,887
Ending balance at Mar. 31, 2021			$ 1,000			7,024,000			(329,630,000)			$ (322,605,000)
Temporary equity, beginning balance (in shares) at Dec. 31, 2020										42,383,516	(2,127,590)	40,255,926
Temporary equity, beginning balance at Dec. 31, 2020										$ 325,200,758	$ 0	$ 325,200,758
Temporary equity, ending balance (in shares) at Dec. 31, 2021												0
Beginning balance (in shares) at Dec. 31, 2020	9,888,776	(496,415)	9,392,361
Beginning balance at Dec. 31, 2020	$ 99	$ 840	$ 939	$ 6,982,996	$ (840)	6,982,156	$ (315,425,489)	$ 0	(315,425,489)	$ (308,442,394)	$ 0	$ (308,442,394)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						4,005,355						$ 4,005,355
Exercises of common stock options (in shares)			370,053									351,462
Exercises of common stock options			$ 36			768,050						$ 768,086
Retroactive application of recapitalization (in shares)			18,591
Exercise of warrants (in shares)			58,760
Exercise of warrants			$ 6			587,172						587,178
Other adjustments						157			(120)			37
Net loss									(69,222,605)			(69,222,605)
Ending balance (in shares) at Dec. 31, 2021			66,647,242
Ending balance at Dec. 31, 2021			$ 6,665			383,065,836			(384,648,214)			(1,575,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, ending balance												325,602,000
Temporary equity, ending balance												0
Temporary equity, beginning balance at Dec. 31, 2021												$ 0
Temporary equity, ending balance (in shares) at Mar. 31, 2022												0
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Stock-based compensation						5,180,000						$ 5,180,000
Exercise of warrants (in shares)			821
Exercise of warrants						11,000						11,000
Issuance of awards related to acquisition (in shares)			267,141
Issuance of awards related to acquisition						3,000,000						3,000,000
Net loss									(36,211,000)			(36,211,000)
Ending balance (in shares) at Mar. 31, 2022			66,915,204
Ending balance at Mar. 31, 2022			$ 7,000			$ 391,257,000			$ (420,859,000)			(29,595,000)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary equity, ending balance												$ 0